Summary Of Significant Accounting Policies - Allowance For Credit Loss (Details) - USD ($) $ in Thousands	3 Months Ended
	Apr. 02, 2022	Mar. 27, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 5,449	$ 4,485
Recoveries		0
Write-offs	(1,017)	0
Provision (Reversal)	975	(597)
Ending balance	5,773	$ 3,888
Cumulative Effect, Period of Adoption, Adjustment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 366